Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Expense	$ 67,000	$ 57,000	$ 232,000	$ 225,000